Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Finance Bonds - Mortgage Finance Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments	$ 1,229	$ 3,798
Due within 1 year [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments	975	2,592
Due after 1 year but within 2 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments	254	1,039
Due after 2 year but within 3 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments		167
Due after 3 year but within 4 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments
Due after 4 year but within 5 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments
Due after 5 years [Member]
Financial Liabilities at Amortised Cost (Details) - Schedule of Mortgage Finance Bonds [Line Items]
Issued debt instruments